Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	3 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Statement of Stockholders' Equity [Abstract]
Cash dividends per common share	$ 0.205	$ 0.200	$ 0.80	$ 0.78	$ 0.72
Number of treasury stock shares acquired	109,422	40,327	40,327	304,000	1,463,000